Accounts Payables - Schedule of Accounts Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Payables [Abstract]
Service fees payable	¥ 74,485	$ 10,651	¥ 70,690
Total	¥ 74,485	$ 10,651	¥ 70,690